Leases -Summary of Supplemental cash flow information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Leases [Abstract]
Cash payments for operating leases	¥ 4,176	$ 597	¥ 3,683
ROU assets obtained in exchange for operating lease liabilities	¥ 2,669	$ 382	¥ 3,869